March 16, 2011
VIA EDGAR AND FACSIMILE
Mr. Justin Dobbie
Special Counsel
Division of Corporation Finance
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Huntington Ingalls Industries, Inc. (formerly New Ships, Inc.) Amendment No. 9 to Form 10-12B Filed March 16, 2011 File No. 001-34910
Dear Mr. Dobbie:
This letter responds to the letter from the staff (the “Staff”) of the United States Securities and Exchange Commission (the “Commission”), dated March 16, 2011, regarding Amendment No. 8 to the Registration Statement on Form 10-12B (the “Form 10”) of Huntington Ingalls Industries, Inc., formerly New Ships, Inc. (the “Company,” “HII,” “we” or “us”), filed on March 15, 2011.
The Company has filed Amendment No. 9 to the Form 10 (“Amendment No. 9”) today by electronic submission and will provide by hand-delivery a blackline of the Form 10 showing changes from Amendment No. 8 filed on March 15, 2011 to Amendment No. 9 to assist the Staff in its review. Each of your comments is set forth below, followed by our corresponding response.
In addition to the revisions to the Form 10 in response to the Staff’s written comments, we have also revised the disclosure in the risk factor “Our customers and prospective customers will consider whether our responsibility on a stand-alone basis satisfies their requirements for engaging in business with us” and in the answer to the question “How will the spin-off affect HII’s relationship with its customers?” in the section titled “Questions and Answers about the Spin-Off” to disclose the positive responsibility determination announced by the U.S. Navy on March 15, 2011 with respect to our responsibility as a contractor in connection with certain shipbuilding contracts currently in negotiation.
Defined terms used but not defined herein have the meanings set forth in the Form 10.

Mr. Justin Dobbie
March 16, 2011

Exhibit 99.1
Capitalization, page 55
Comment 1
Please revise the notes to the capitalization table to disclose the number of shares of HII common stock that will be outstanding on a pro forma basis giving effect to the distribution transaction.
Response 1
We have revised our disclosure as requested.
Unaudited Pro Forma Condensed Consolidated Financial Statements, page 57
Notes to Unaudited Pro Forma Condensed Consolidated Financial Statements, page 61
Footnote (C)
Comment 2
We note from your response to our prior comment eight that the $115 million of additional interest expense includes $4 million in interest associated with outstanding letters of credit under the HII Credit Facility. Please revise your footnote to disclose how this $4 million amount was calculated, including the applicable interest rate. You should also revise the “Other Sources and Uses of Capital” section of MD&A on page 75 to disclose the applicable interest rate on any undrawn balances or letters of credit.
Response 2
We have revised our disclosure as requested.
Comment 3
Refer to footnote (1) — We note the changes that have been made to your pro forma statement of operations and footnote (I) in response to our prior comment. Please explain why 49.5 million weighted average shares are being used to compute basic and diluted earnings per share in your pro forma statement of operations when the introductory paragraph to the pro forma financial information indicates that approximately 48.5 million shares are being distributed by Northrop Grumman to its shareholders. Please advise or revise as appropriate.

Mr. Justin Dobbie
March 16, 2011

Response 3
We have revised our disclosure as requested.
Credit Agreement, Exhibit 10.27
Notes to Unaudited Pro Forma Condensed Consolidated Financial Statements, page 61
Comment 4
Please file all exhibits and schedules to the Credit Agreement or advise.
Response 4
We have filed the exhibits and schedules as requested.

Mr. Justin Dobbie
March 16, 2011

********************************
If you should have any questions or further comments with respect to the Form 10, please direct them to me at (310) 229-1364. Facsimile transmissions may be sent to (310) 202-3232.

Very truly yours,
/s/ Mark Rabinowitz
Mark Rabinowitz
Authorized Officer

cc:	Barbara Becker Gibson, Dunn & Crutcher LLP Fax: (212) 351-6202